Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Nov. 01, 2019
C000210871
Account Value [Line Items]
Account Value	$ 13,270	$ 12,496	$ 11,592	$ 10,886	$ 10,549	$ 12,215	$ 12,098	$ 11,174	$ 9,865	$ 9,981	$ 9,625
C000210872
Account Value [Line Items]
Account Value	$ 13,308	12,587	11,720	11,038	10,739	12,481	12,410	11,500	10,190	10,350	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 19,209	16,662	15,422	13,193	12,896	16,111	14,427	12,518	10,247	10,573	10,000
60% S&P 500 and 40% Bloomberg US Aggregate
Account Value [Line Items]
Line Graph and Table Measure Name	60% S&P 500 and 40% Bloomberg US Aggregate
Account Value	$ 14,808	13,623	12,829	11,578	11,533	13,748	12,849	11,866	10,445	10,343	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 19,209	16,662	15,422	13,193	12,896	16,111	14,427	12,518	10,247	10,573	10,000
60% S&P 500 and 40% Bloomberg US Aggregate
Account Value [Line Items]
Line Graph and Table Measure Name	60% S&P 500 and 40% Bloomberg US Aggregate
Account Value	$ 14,808	$ 13,623	$ 12,829	$ 11,578	$ 11,533	$ 13,748	$ 12,849	$ 11,866	$ 10,445	$ 10,343	$ 10,000